Income Taxes - Schedule of Changes in Deferred Income Tax Assets (Liabilities) Recognized in Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	₩ 89	₩ 198
Increase (decrease)	155	(109)
Ending balance	244	89
Other Non-current Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	49	110
Increase (decrease)	(41)	(61)
Ending balance	8	49
Accounts Payables
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,440	590
Increase (decrease)	3,260	850
Ending balance	4,700	1,440
Accrued Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	88	51
Increase (decrease)	16	37
Ending balance	104	88
Deferred Revenue
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	812	(20)
Increase (decrease)	126	832
Ending balance	938	812
Allowance for Doubtful Account
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	217	271
Increase (decrease)	40	(54)
Ending balance	257	217
Other Non-current Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	40	32
Increase (decrease)	6	8
Ending balance	46	40
Investments in Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	2,747	2,747
Increase (decrease)	(2,747)
Ending balance		2,747
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	28	68
Increase (decrease)	(45)	(40)
Ending balance	(17)	28
Foreign Taxes Paid
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(13)	(13)
Increase (decrease)	38
Ending balance	25	(13)
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(32)	38
Increase (decrease)	13	(70)
Ending balance	(19)	(32)
Deferred Income Tax on Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	5,465	4,072
Increase (decrease)	821	1,393
Ending balance	6,286	5,465
Deferred Tax Asset for Tax Losses Carryforwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	14,002	20,662
Increase (decrease)	(10,133)	(6,660)
Ending balance	3,869	14,002
Deferred Tax Asset for Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	8,090	6,697
Increase (decrease)	(2,406)	1,393
Ending balance	5,684	8,090
Unrecognized Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(24,521)	(31,431)
Increase (decrease)	16,095	6,910
Ending balance	(8,426)	(24,521)
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	3,036
Increase (decrease)	4,377	3,036
Ending balance	₩ 7,413	₩ 3,036